Subsequent Events (Details)															1 Months Ended									9 Months Ended		12 Months Ended
		Feb. 09, 2023 USD ($)	Dec. 15, 2022 $ / shares shares	Dec. 15, 2022 UYI / shares shares	Dec. 13, 2022 $ / shares shares	Nov. 21, 2022 USD ($) $ / shares shares	Nov. 08, 2022	Oct. 19, 2022 USD ($) $ / shares shares	Oct. 15, 2022 $ / shares shares	Oct. 10, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) shares	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Jul. 21, 2021 USD ($)	Jan. 06, 2023 USD ($) $ / shares	Nov. 23, 2022 $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 25, 2022 $ / shares shares	Oct. 20, 2022 USD ($)	Oct. 19, 2022 $ / shares shares	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2023 shares	Feb. 03, 2023 USD ($)	Jan. 26, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 27, 2022 USD ($)	Dec. 27, 2022 CNY (¥)	Nov. 22, 2022 shares	Nov. 03, 2022 shares	Aug. 14, 2022 USD ($) $ / shares	Feb. 25, 2022 USD ($)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2016 USD ($)
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $											$ 67,218
Conversion of convertible securities											64,843,850
Stockholder approval description							On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1,500 on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).
Aggregate principal amount (in Dollars) | $																								$ 56,207,000																	$ 10,000
Net proceeds (in Dollars) | $																								$ 8,765,000
Subsequent event, description																								In addition to an amount of $60,000 already committed by Senyun as part of the Joinder, pursuant to the Senyun Amendment, the Company has agreed to issue and sell to Senyun, subject to the satisfaction of certain conditions (which include agreement by FFIE and Senyun on the terms and conditions of the investment), incremental SPA Notes in an aggregate principal amount of $30,000: (i) $10,000 in principal amount of additional SPA Notes no later than January 31, 2023; (ii) $10,000 in principal amount of additional SPA Notes no later than February 28, 2023; and (iii) $10,000 in principal amount of additional SPA Notes no later than March 15, 2023. Pursuant to the Senyun Amendment, the Company has also approved the issuance to Senyun of such number of shares of Class A Common Stock equal to the difference between (x) the actual number of shares of Class A Common Stock previously issued to Senyun upon conversion of $19,000 in principal amount of SPA Notes and (y) the number of such shares of Class A Common Stock that would have been issued to Senyun had the conversion price applicable to such SPA Notes been $0.8925, taking into account any beneficial ownership limitation applicable to Senyun.
Fund amount (in Dollars) | $																												$ 10,000,000
Agreed purchase (in Dollars) | $																										$ 388,672,000		$ 135,000,000
Securities purchase agreement description																								(i) for Senyun, (A) no later than three business days after the effective date of the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes (which principal amount shall be reduced on a dollar-for-dollar basis by the $10,000 previously funded by Senyun as an advanced payment) shall take place, pursuant to which, on February 9, 2023 and February 10, 2023, FFIE received aggregate gross proceeds of $15,000 ($13,425 net of original issuance discount); (B) no later than ten business days after the effective date of the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes shall take place; and (C) no later than five business days after receipt of (a) approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023) and filing of an amendment to the Amended and Restated Charter to reflect such increase in authorized shares, (b) approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to transactions contemplated under the Sixth Amendment (for which FFIE filed a preliminary proxy statement on February 8, 2023), and (c) effectiveness of a registration statement on Form S-1 registering the shares issuable under the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes shall take place; and (ii) for each other purchaser, (A) no later than three business days after the effective date of the Sixth Amendment, the purchase and issuance of an aggregate principal amount of Tranche C Notes equal to 50% of such purchaser’s commitment in respect of Tranche C Notes as indicated on the commitment schedule in the SPA shall take place, pursuant to which, on February 8, 2023, FFIE received aggregate gross proceeds of $30,000 ($26,457 net of original issuance discount and transaction costs); and (B) no later than five business days after receipt of (a) approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023) and filing of an amendment to the Amended and Restated Charter to reflect such increase in authorized shares, (b) approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to transactions contemplated under the Sixth Amendment (for which FFIE filed a preliminary proxy statement on February 8, 2023), and (c) effectiveness of a registration statement on Form S-1 registering the shares issuable under the Sixth Amendment, subject to the purchase and issuance of the remaining aggregate principal amount of the Tranche C Notes equal to 50% of such purchaser’s commitment in respect of Tranche C Notes as indicated on the commitment schedule in the SPA shall take place. Once consummated on the contemplated timeline, FFIE is expected to have raised all the necessary funds for the start of production of the Ultimate Intelligent TechLuxury FF 91 Futurist.
Tranche C Notes description																								(i) with respect to each Tranche C funding following the initial funding made within three business days of the effective date of the Sixth Amendment, delivery by FFIE of a notice identifying the business day of the purchase and issuance of such Tranche C Notes, which date is to be no earlier than two business days and no later than ten business days after the date of such notice; (ii) delivery by FFIE of a warrant registered in the name of such purchaser to purchase up to a number of shares of Common Stock equal to 33% of such purchaser’s conversion shares on the applicable closing date, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments as set forth therein and a seven year termination date; (iii) delivery by FFIE to such purchaser of the applicable Tranche C Note; (iv) subject to certain waivers as described in the SPA, there being no default or event of default; (v) payment by FFIE of all legal fees and other transaction expenses incurred by purchasers up to $150 (or $300 in the case of Senyun and FF Simplicity) in the aggregate, which fees and expenses can be paid by, at FFIE’s option, net funding of the applicable Tranche C Notes; and (vi) that the representations and warranties contained in the related financing agreement are true and correct in all material respects as of the applicable closing dates, as set forth therein.
Gross proceeds (in Dollars) | $														$ 229,583,000
Original issue discount (in Dollars) | $																								$ 4,450
Total principal | $																																							$ 85,000
Aggregate principal amount (in Dollars) | $																								$ 47,449,000
Bridge warrant exercises description																								November 22, 2022 and February 7, 2023, the Purchasers exercised 43,874,615 Bridge Warrants using exercise prices of $0.28 to $0.2275 per share into 39,647,862 shares of Class A Common Stock.
Exercise price per share (in Dollars per share) | $ / shares			$ 0.2275
Investors exercised (in Dollars per share) | $ / shares															$ 23,557,189
Total grant			613,259	613,259	284,958
Grant value share price | $ / shares			$ 0.48		$ 0.37
Receiving annual base salary reduction, percentage			25.00%	25.00%
Legal Proceedings Description																								the Company settled a legal dispute for breach of lease under which the Company was named a co-defendant, in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease for a total of $6,400. Pursuant to the settlement agreement, the Company agreed to pay $1,800 in cash in January 2022 and an additional $3,400 plus 5% interest in October 2022 and was liable for the remainder of the settlement, in the amount of $1,200, in the event the co-defendants failed to make the payment in January 2022. In January 2022, the Company made the initial settlement payment of $1,800 and was relieved of the liability of $1,200. On October 26, 2022, the plaintiff filed a motion to enforce the settlement agreement in the Superior Court of the State of California for the County of Santa Clara, seeking no material additional damages. On December 22, 2022, the court granted the plaintiff’s motion to enforce the settlement. The plaintiff served the parties notice of entry of the order on January 3, 2023. On January 19, 2023, the court issued judgment in the amount of approximately $3,500 and a writ of execution. On February 9, 2023, the Company paid $3,609 consisting of payment in full for the outstanding judgment and accrued interest. Additionally, the Company made a payment of approximately $218 on behalf of an indemnified co-defendant in connection with money seized from such indemnified co-defendant’s bank account. The Company expects to receive such indemnification payment returned to it upon the release of such seizure.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $								$ 6,699
Conversion of convertible securities								11,496,868
Common stock, shares authorized																																				900,000,000
Amount Paid (in Dollars) | $															$ 2,000,000																$ 4,000,000		$ 4,000,000
Net proceeds (in Dollars) | $																								$ 8,989,000
Principal amount (in Dollars) | $																														$ 10,000,000
Fund amount (in Dollars) | $																													$ 10,000,000
Paid in cash (in Dollars) | $																						$ 1,800,000
Interest, percentage																	5.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars) | $		$ 5,000
Original issue discount (in Dollars) | $		$ 4,500
Receiving annual base salary reduction, percentage												25.00%
Equity market capitalization (in Dollars) | $																																$ 3,000,000,000
Number of reservations received for vehicles												14,000
Unpaid indications of interest												14,000
Paid in cash (in Dollars) | $																	$ 3,400,000
Interest, percentage																	5.00%
Chief Executive Officer [Member]
Subsequent Events (Details) [Line Items]
Total grant			1,130,422	1,130,422
Grant value share price | UYI / shares				UYI 0.48
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage												25.00%
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Award granted per share (in Dollars per share) | $ / shares									$ 0.5
Vesting, percentage																25.00%
Restricted Stock [Member]
Subsequent Events (Details) [Line Items]
Total grant			261,979	261,979
Grant value share price | $ / shares			$ 1.4
Two Zero Two One SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options granted																828,408
Two Zero Two One SI Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Awards granted									1,393,616							14,812,214		1,379,310
Award granted per share (in Dollars per share) | $ / shares																$ 0.33		$ 0.58
Vesting, percentage																25.00%
2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Total grant																								6,632,387
2021 SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																						$ 5.32
Stock options to employees																						3,646,557
Minimum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $																																						$ 52,000
Common stock, shares authorized																											900,000,000
Lease, renewal term																										3 years
Minimum [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized																																					825,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total principal																																		$ 5,200,000	¥ 36,000
Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								$ 0.8925
Maximum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $																																						$ 57,000
Common stock, shares authorized																											1,775,000,000										900,000,000
Lease, renewal term																										5 years
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total principal																																		$ 8,600,000	¥ 60,000
Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								1.05
Contract Manufacturing and Supply Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Initial term period																					9 years
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																		25.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																		37.50%
Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								1.05
Common stock per share (in Dollars per share) | $ / shares																								$ 0.21
Interest rate per annum																								10.00%
Share-Based Payment Arrangement, Tranche Three [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Interest rate per annum																								15.00%
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																		37.50%
TrancheC Notes and the Tranche D Notes [Member]
Subsequent Events (Details) [Line Items]
FFIE’s Common stock description																								The Tranche C Notes and the Tranche D Notes (as defined below) and SPA Warrants are subject to a pro rata cap on conversion or exercise (as applicable) equal to 19.99% of FFIE’s Class A Common Stock and Class B Common Stock as of the date of the Sixth Amendment until receipt of approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to such conversion or exercise (for which FFIE filed a preliminary proxy statement on February 8, 2023), including the issuance of any shares of Class A Common Stock or Class B Common Stock in excess of 19.99% of FFIE’s Class A Common Stock and Class B Common Stock as of the date of the Sixth Amendment.
Beverly Hills, California Flagship Store Lease [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Area of property (in Square Feet) | ft²																					13,000
Term of contract																					126 months
Rent fees first 12 months (in Dollars) | $																					$ 1,534,000
Percent increase in rent fees each 12 months thereafter																					3.00%
Number of options to extend																					2
Lease, renewal term																					5 years
Notice period																					9 months
Tenant improvements (in Dollars) | $																					$ 1,030,000
Letter of credit (in Dollars) | $													$ 1,500,000
Renewal term													1 year
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount (in Dollars) | $										$ 4,012,000									$ 2,687,000
Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 0.89
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								$ 0.2275
Bridge Notes [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								$ 0.32
Make Whole Amount [Member] | Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						0.35
Make Whole Amount [Member] | Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 0.53
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																						$ 2.69
Common stock, shares authorized																								750,000,000		750,000,000														750,000,000
Common stock per share (in Dollars per share) | $ / shares																								$ 0.0001		$ 0.0001														$ 0.0001
Commons stock per share																								47,443,577
Common stock shares			28,597,331	28,597,331
Total grant																							847,800
Common Class A [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities	[1]																								423,053	423,053
Common Class A [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized																											815,000,000
Common Class A [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized																											1,690,000,000
Common Class A [Member] | Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities										6,269,031										5,227,837
Conversion price per share (in Dollars per share) | $ / shares								$ 0.51		$ 0.64										$ 0.51
Common Class A [Member] | Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities						14,369,722
Common Class A [Member] | Make Whole Amount [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities																								148,259,395
Common Class A [Member] | Make Whole Amount [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities						26,910,917
FF Simplicity [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock																								63,051,933
Senyun [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock																								18,857,143
FFIE [Member]
Subsequent Events (Details) [Line Items]
Exchange agreement description																								(i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25,000, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16,000 (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the 5 consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.
FFIE [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized																								1,690,000,000
Common stock in excess																								19.99%
Stock Purchase agreement description																								(i) 100% on or before February 10, 2023; (ii) 90% on or before February 28, 2023; (iii) 80% on or before March 24, 2023; (iv) 70% on or before April 21, 2023; and (v) 60% after April 21, 2023 through and including the twenty-fourth month from the effective date of the Sixth Amendment, and (B) certain SPA Notes issued to FF Simplicity with an aggregate outstanding principal amount of $21,622 and certain SPA Notes issued to Senyun with an aggregate principal amount of $94,429 were replaced by new replacement notes with a $0.8925 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, six-year interest make-whole, and otherwise on similar terms as the previously issued SPA Notes.
New ATW Financing [Member] | Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars) | $						$ 13,500,000

[1]	The shares of the Company’s common stock prior to the Business Combination (as defined in Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.